DEBT (Details - Loans payable) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Loans payable, current	$ 359,778	$ 359,805
Loans payable, non-current	184,410	281,416
RI - Lline Of Credit [Member]
Debt Instrument [Line Items]
Loans payable, current	71,285	71,285
RI - Short-Term Loans [Member]
Debt Instrument [Line Items]
Loans payable, current	32,402	32,402
WS - Line Of Credit [Member]
Debt Instrument [Line Items]
Loans payable, current	163,663	163,661
WS - Short-Term Loans [Member]
Debt Instrument [Line Items]
Loans payable, current	91,600	91,600
OPT – Optilan Communications & Security Ltd [Member]
Debt Instrument [Line Items]
Loans payable, current	828	857
RI - SBA EIDL [Member]
Debt Instrument [Line Items]
Loans payable, non-current	102,597	102,597
RI - Long-Term Loans [Member]
Debt Instrument [Line Items]
Loans payable, non-current	55,506	55,506
WS - SBA EIDL [Member]
Debt Instrument [Line Items]
Loans payable, non-current	26,307	26,307
WS -Llong-Term Loans [Member]
Debt Instrument [Line Items]
Loans payable, non-current	$ 0	$ 97,006